S000031426 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	177 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.51%)	6.09%		10.07%
Performance Inception Date						Apr. 12, 2011
Investor Class shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.45%)	4.61%		8.90%
Performance Inception Date						Apr. 12, 2011
Investor Class shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.50%	5.79%		8.67%
Performance Inception Date						Apr. 12, 2011
Investor Class shares | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%		8.42%
Investor Class shares | MSCI India IMI (Investable Market Index) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.41%	11.07%		10.07%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		(5.41%)	6.19%	11.13%
Performance Inception Date				Feb. 01, 2016
Institutional Class Shares | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	9.22%
Institutional Class Shares | MSCI India IMI (Investable Market Index) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.41%	11.07%	11.02%

[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.